PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2012	2013	2013
	RMB	RMB	US$
Contingently returnable consideration assets	13,648	—	—
Indemnification assets from a business acquisition	4,460	4,911	811
Deposits	1,173	4,776	789
Advances to employees	293	786	130
Receivables from game developers	10,000	13,600	2,247
Interests receivable	553	528	87
Loan to a third-party	3,040	—	—
Prepaid expenses	3,870	62,086	10,256
Others	349	4,898	809

Total	37,386	91,585	15,129